Subsequent events (Details)	1 Months Ended	3 Months Ended
	Jan. 31, 2020 USD ($) item	Mar. 31, 2020 USD ($) loanfacility	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsequent events
Deposits					$ 74,509,497	¥ 518,720,216	¥ 40,000,000
PRC bank
Subsequent events
Outstanding balances of loans drawn					$ 29,159,126	¥ 203,000,000	¥ 198,000,000
Interest rate (in percent)							2.08%
Subsequent Event | PRC bank
Subsequent events
Number of banks with whom short-term loan agreements were entered	2	2
Outstanding balances of loans drawn	$ 23,126,203	$ 25,926,485	¥ 180,495,000	¥ 161,000,000
Interest rate (in percent)	3.95%	4.15%	4.15%	3.95%
Deposits	$ 25,500,000	$ 28,650,000